Stockholders' Equity (Deficiency)	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015
Stockholders Equity [Abstract]
Stockholders' equity
7	Stockholders’ equity

Preferred stock

Authorized

5,000,000 preferred shares, $0.001 par value

Issued and outstanding

Special voting shares – at September 30, 2015 – 1 (June 30, 2015 – 1)

Series A shares – at September 30, 2015 – 278,530 (June 30, 2015 – 278,530)

Effective September 30, 2014 pursuant to the Company’s Valent Exchange Agreement (note 4), the Company filed the Series A Certificate of Designation with the Secretary of State of Nevada. Pursuant to the Series A Certificate of Designation, the Company designated 278,530 shares of preferred stock as Series A Preferred Stock. The shares of Series A Preferred Stock have a stated value of $1.00 per share (the “Stated Value”) and are not convertible into common stock. The holder of the Series A Preferred Stock will be entitled dividends at the rate of 3% of the Stated Value per year, payable quarterly in arrears. Upon any liquidation of the Company, the holder of the Series A Preferred Stock will be entitled to be paid, out of any assets of the Company available for distribution to stockholders, the Stated Value of the shares of Series A Preferred Stock held by such holder, plus any accrued but unpaid dividends thereon, prior to any payments being made with respect to the common stock.

Common stock

Authorized

200,000,000 common shares, $0.001 par value

Issued and outstanding

September 30, 2015 – 43,733,598 (June 30, 2015 – 39,455,931)

The issued and outstanding common shares at September 30, 2015 include 4,256,042 shares of common stock on an as-exchanged basis with respect to the shares of Exchangeco that can be exchanged for shares of common stock of the Company.

	Shares of common stock outstanding	Common stock	Additional paid-in capital	Warrants

Balance – June 30, 2015 – as previously reported	39,455,931	39,456	17,500,008	6,138,426
Restatement adjustments	-	-	(136,800)	(6,048,994)
Balance – June 30, 2015 – as restated	39,455,931	39,456	17,363,208	89,432

Issuance of shares and warrants – net of issue costs	4,277,667	4,278	1,198,453	671,189
Warrants issued for services	-	-	-	16,634
Stock-based compensation	-	-	39,906	-

Balance – September 30, 2015	43,733,598	43,734	18,601,567	777,255

On July 15, 2015 the Company’s Registration Statement on Form S-1 relating to a public offering by the Company of common stock and common stock purchase warrants (the “Offering”) was declared effective by the Securities and Exchange Commission. Pursuant to the Offering, the Company issued 4,277,667 shares of common stock at $0.60 per share and 4,277,667 warrants (the “2015 Offering Warrants”) to purchase shares of common stock at $0.001 per warrant for total gross proceeds of $2,566,660. The 2015 Offering Warrants are exercisable at $0.75 per share for a period of five years until they expire on July 31, 2020.

The Company engaged certain placement agents for the sale of a portion of the shares and 2015 Offering Warrants. Under the Company’s engagement agreements with these placement agents, the Company agreed to pay up to a 7% cash commission and issue warrants to purchase shares of common stock (the “2015 Agent Warrants”) up to the number of shares of our common stock equal to 5% of the aggregate number of shares sold in the Offering by such placement agent. Pursuant to the placement agent agreements the Company paid a total cash commission of $80,575 and issued 93,908 2015 Agent Warrants (note 6). The 2015 Agent Warrants are exercisable at a per share price equal to $0.75 during the five-year period commencing six months from the effective date of the Offering, which period shall not extend further than five years from the effective date of the 2015 Offering. Therefore, all 2015 Agent Warrants expire on July 15, 2020.

In addition to the cash commission of $80,575 the Company also incurred additional cash issue and closing costs of $582,511 (including costs deferred at June 30, 2015 of $550,119) resulting in net cash proceeds of $1,903,514. The 2015 Agent Warrants have been recognized as non-cash issue costs of $29,594.

Stock Options

The following table sets forth the options outstanding:

	Number of stock options outstanding	Weighted average exercise price $

Balance – June 30, 2015	3,595,000	0.94
Cancelled	(50,000)	1.05
Balance – September 30, 2015	3,545,000	0.93

The following table summarizes stock options currently outstanding and exercisable at September 30, 2015:

Exercise price $	Number outstanding at September 30, 2015	Weighted average remaining contractual life (years)	Weighted average exercise price $	Number exercisable at September 30, 2015	Exercise price $

0.37	825,000	6.38	0.37	825,000	0.37
0.74	180,000	9.35	0.74	91,389	0.74
0.80	120,000	9.50	0.80	60,000	0.80
1.00	300,000	4.00	1.00	50,000	1.00
1.05	1,820,000	7.88	1.05	1,633,333	1.05
1.54	180,000	7.50	1.54	180,000	1.54
2.30	120,000	7.67	2.30	120,000	2.30
	3,545,000		0.93	2,959,722	0.93

Included in the number of stock options outstanding are 825,000 stock options granted at an exercise price of CDN $0.50. The exercise prices shown in the above table have been converted to $0.37 using the period ending closing exchange rate. Certain stock options have been granted to non-employees and will be revalued at each reporting date until they have fully vested. The stock options have been re-valued using a Black-Scholes pricing model using the following assumptions:

September 30, 2015

Dividend rate	0%
Volatility	76% to 96.9%
Risk-free rate	1.00%
Term - years	0.5 to 1.0

The Company has recognized the following amounts as stock-based compensation expense for the periods noted:

	Three months ended September 30,
	2015 $	2014 $

Research and development	6,455	21,133
General and administrative	33,451	27,807

	39,906	48,940

All of the total stock option expense of $39,906 for the three months ended September 30, 2015 has been recognized as additional paid in capital. Of the stock option expense of $48,940 for the three months ended September 30, 2014 $46,596 has been recognized as additional paid in capital and $2,344 has been recognized as a stock option liability. The aggregate intrinsic value of stock options outstanding at September 30, 2015 was $329,051 (September 30, 2014 - $423,679) and the aggregate intrinsic value of stock options exercisable at September 30, 2015 was $326,614 (September 30, 2014 - $396,368). As of September 30, 2015 there was $24,033 in unrecognized compensation expense that will be recognized over the next year. No stock options granted by the Company have been exercised to September 30, 2015. Upon the exercise of stock options new shares will be issued.

A summary of the status of the Company’s unvested stock options under all plans is presented below:

	Number of Options	Weighted average exercise price $	Weighted average grant date fair value $

Unvested at June 30, 2015	722,361	0.95	0.41
Vested	(87,083)	0.84	0.44
Cancelled	(50,000)	1.05	0.57

Unvested at September 30, 2015	585,278	0.96	0.39

Warrants

Certain of the Company’s warrants have been recognized as a derivative liability (note 6). The following table summarizes all of the Company’s outstanding warrants as of September 30, 2015:

Description	Number

Balance – June 30, 2015	13,472,870
2015 Offering Warrants (i)	4,277,667
2015 Agent Warrants (ii)	93,908
Warrants issued for services (iii)	60,000

Balance - September 30, 2015	17,904,445

i)	Issued as part of the Company’s public offering completed in August 2015. Warrants are exercisable at $0.75 until July 31, 2020.

ii)	Issued as part of the Company’s public offering completed in August 2015. The 2015 Agent Warrants are exercisable at a per share price equal to $0.75 during the five-year period commencing six months from the effective date of the Offering, which period shall not extend further than five years from the effective date of the 2015 Offering. Therefore, all 2015 Agent Warrants expire on July 15, 2020.

iii)	Warrants vest in tranches of 20,000 warrants each on November 30, 2015, December 31, 2015, and January 31, 2016 and are exercisable commencing January 1, 2016 at $0.75 until they expire on July 31, 2020.

8	Stockholders’ equity (deficiency)

Preferred stock

Authorized

5,000,000 preferred shares, $0.001 par value

Issued and outstanding

Special voting shares – at June 30, 2015 and 2014 – 1

Series A shares – at June 30, 2015 – 278,530 (June 30, 2014 – none)

Effective September 30, 2014 pursuant to the Company’s Valent Exchange Agreement (note 5), the Company filed the Series A Certificate of Designation with the Secretary of State of Nevada. Pursuant to the Series A Certificate of Designation, the Company designated 278,530 shares of preferred stock as Series A Preferred Stock. The shares of Series A Preferred Stock have a stated value of $1.00 per share (the “Stated Value”) and are not convertible into common stock. The holder of the Series A Preferred Stock will be entitled dividends at the rate of 3% of the Stated Value per year, payable quarterly in arrears. Upon any liquidation of the Company, the holder of the Series A Preferred Stock will be entitled to be paid, out of any assets of the Company available for distribution to stockholders, the Stated Value of the shares of Series A Preferred Stock held by such holder, plus any accrued but unpaid dividends thereon, prior to any payments being made with respect to the common stock.

In connection with the Exchange Agreement (note 1), on the Closing Date, the Company, Callco, Exchangeco and Computershare Trust Company of Canada (the “Trustee”) entered into a voting and exchange trust agreement (the “Trust Agreement”). Pursuant to the Trust Agreement, the Company issued one share of Special Voting Preferred Stock (the “Special Voting Share”) to the Trustee, and the parties created a trust for the Trustee to hold the Special Voting Share for the benefit of the holders of the shares of Exchangeco acquired as part of the Reverse Acquisition (the “Exchangeable Shares”) (other than the Company and any affiliated companies) (the “Beneficiaries”). Pursuant to the Trust Agreement, the Beneficiaries will have voting rights in the Company equivalent to what they would have had they received shares of common stock in the same amount as the Exchangeable Shares held by the Beneficiaries.

In connection with the Exchange Agreement and the Trust Agreement, on January 17, 2013, the Company filed a certificate of designation of Special Voting Preferred Stock (the “Special Voting Certificate of Designation”) with the Secretary of State of Nevada. Pursuant to the Special Voting Certificate of Designation, one share of the Company’s blank check preferred stock was designated as Special Voting Preferred Stock. The Special Voting Preferred Stock votes as a single class with the common stock and is entitled to a number of votes equal to the number of Exchangeable Shares of Exchangeco outstanding as of the applicable record date (i) that are not owned by the Company or any affiliated companies and (ii) as to which the holder has received voting instructions from the holders of such Exchangeable Shares in accordance with the Trust Agreement.

The Special Voting Preferred Stock is not entitled to receive any dividends or to receive any assets of the Company upon any liquidation, and is not convertible into common stock of the Company.

The voting rights of the Special Voting Preferred Stock will terminate pursuant to and in accordance with the Trust Agreement. The Special Voting Preferred Stock will be automatically cancelled at such time as the share of Special Voting Preferred Stock has no votes attached to it.

Common stock

Authorized

200,000,000 common shares, $0.001 par value

Issued and outstanding at June 30, 2015 – 39,455,931 (2014 – 35,992,343). The issued and outstanding common shares at June 30, 2015 include 4,256,042 (2014 - 7,044,583) shares of common stock on an as-exchanged basis with respect to the Exchangeable Shares (note 1).

a)	Shares issued for services

During the year ended June 30, 2015, the Company issued 187,000 (June 30, 2014 – 540,000) shares of common stock for services resulting in the recognition of $181,187 (June 30, 2014 - $633,500) in expense.

The total shares for services expense for the year ended June 30, 2015 of $181,187 (June 30, 2014 - $633,500) in addition to the stock option expense for the period of $186,900 (June 30, 2014 - $886,444) and warrants issued for services of $nil (2014 - $124,020) results in a total share-based payment expense of $368,087 for the year ended June 30, 2015 (June 30, 2014 - $1,643,964). This total expense has been recognized as to $36,284 (June 30, 2014 - $404,177) and $331,803 (June 30 2014 - $1,239,787) for research and development, and general and administrative respectively for the year ended June 30, 2015.

Stock options

On February 1, 2012, the Company’s Board of Directors approved its stock option plan (the “Plan”). Under the Plan the number of common shares that will be reserved for issuance to officers, directors, employees and consultants under the Plan will not exceed 7.5% of the share capital of the Company on a fully diluted basis. The requisite service period of the options ranges from six months to three years and also has a range of six months to three years contractual term.

In the event of the sale of 66 2/3% of the equity securities of the Company where equity securities include shares, warrants, stock options, and any convertible securities of the Company, any options not yet granted under the Plan shall be deemed granted to the principal founders of the Company on a pro-rata basis in accordance with their ownership of the Company on a fully-diluted basis immediately prior to the closing of such a sale.

The following table sets forth the options outstanding under the Plan as of June 30, 2015:

	Number of stock options outstanding	Weighted average exercise price

Balance – June 30, 2013	1,140,000	0.78
Granted	2,100,000	1.06
Forfeited	(52,786)	0.87

Balance – June 30, 2014	3,187,214	0.96
Granted	600,000	0.88
Cancelled	(120,000)	1.05
Forfeited	(72,214)	0.53

Balance - June 30, 2015	3,595,000	0.94

The following table summarizes stock options currently outstanding and exercisable at June 30, 2015:

Exercise price $	Number Outstanding at June 30, 2015	Weighted average remaining contractual life (years)	Weighted average exercise price $	Number exercisable at June 30, 2015	Exercise price $

0.40	825,000	6,63	0.40	825,000	0.40
0.74	180,000	9.60	0.74	56,389	0.74
0.80	120,000	9.75	0.80	30,000	0.80
1.00	300,000	4.25	1.00	50,000	1.00
1.05	1,870,000	8.13	1.05	1,611,250	1.05
1.54	180,000	7.75	1.54	180,000	1.54
2.30	120,000	7.92	2.30	120,000	2.30

	3,595,000		0.94	2,872,639	0.94

Included in the number of stock options outstanding are 825,000 stock options granted at an exercise price of CA$ $0.50. The exercise prices for these stock options shown in the above table have been converted to $0.40 US$ using the period ending closing exchange rate. Certain stock options have been granted to non-employees and will be revalued at each reporting date until they have fully vested.

The stock options have been valued using a Black-Scholes pricing model using the following assumptions:

	June 30, 2015	June 30, 2014
Dividend rate	0%	0%
Volatility	67% to 85%	73% to 76%
Risk-free rate	1.00% to 1.25%	1.25%
Term - years	0.5 to 2.5	0.5 to 2.5

The Company has recognized the following amounts as stock-based compensation expense for the periods noted:

	Years ended June 30,
	2015 $	2014 $

Research and development	36,284	358,177
General and administrative	150,616	528,267

	186,900	886,444

Of the total stock option expense of $186,900 (2014 - $886,443) for the year ended June 30, 2015, $225,214 (2014 - $979,942) has been recognized as additional paid in capital and $38,314 (2014 – a reduction of $93,498) has been recognized as a reduction to stock option liability. The aggregate intrinsic value of stock options outstanding at June 30, 2015 was $203,528 (2014 - $372,454) and the aggregate intrinsic value of stock options exercisable at June 30, 2015 was also $203,528 (2014 - $336,853). As of June 30, 2015 there was $57,335 in unrecognized compensation expense that will be recognized over the next year. No stock options granted under the Plan have been exercised to June 30 2015. Upon the exercise of stock options new shares will be issued.

A summary of the status of the Company’s unvested stock options as of June 30, 2015 under all plans is presented below:

	Number of options	Weighted average exercise price $	Weighted average grant date fair value $

Unvested at June 30, 2013	420,083	1.06	0.61
Granted	2,100,000	1.06	0.58
Vested	(1,731,616)	1.06	0.58
Forfeited	(52,786)	0.87	0.49

Unvested at June 30, 2014	735,681	0.98	0.54

Granted	600,000	0.88	0.32
Vested	(421,106)	0.94	0.48
Forfeited	(72,214)	0.53	0.36
Cancelled	(120,000)	1.05	0.57

Unvested at June 30, 2015	722,361	0.95	0.41

The aggregate intrinsic value of unvested stock options at June 30, 2015 was $0 (2014 - $35,601). The unvested stock options have a remaining weighted average contractual term of 7.24 years.

Warrants

	Number of warrants	Amount $
	(as restated)	(as restated)

Balance – June 30, 2013	950,000	153,106
Expiry of broker warrants (i)	(5,000)	(556)
Exercise of broker warrants (ii)	(8,000)	(1,099)

Balance – June 30, 2014	937,000	151,451

Expiry of broker warrants (i)	(92,000)	(12,640)
Exercise of broker warrants (iii)	(345,000)	(49,379)

Balance - June 30, 2015	500,000	89,432

i)	The Company has issued broker warrants as finder’s fees in relation to the issuance of certain securities. All of the warrants were issued on March 1, 2012 and have an exercise price of CA$0.50 per warrant. Of the total, 5,000 expired during the year ended June 30, 2014 and 92,000 expired during the year ended June 30, 2015.

ii)	During the year ended June 30, 2014, 8,000 broker warrants were exercised for proceeds of $3,660 (CA$4,000).

iii)	The Company has issued 345,000 warrants for investor relations services. The warrants were issued on February 1, 2012 and vested in 12 equal installments over a 12-month period commencing on March 1, 2012. The warrants have an exercise price of CA$0.50 per warrant. The 345,000 warrants were exercised during the year ended June 30, 2015 for cash proceeds of $138,000 (CA$ 172,500).

Certain of the Company’s warrants have been recognized as a derivative liability (note 7).

The following table summarizes all of the Company’s outstanding warrants as of June 30, 2015:

Description	Number

Issued for patents (i)	500,000
Investor Warrants (ii)	4,372,863
Dividend Warrants (iii)	3,250,007
Placement Agent (iv)	5,050,000
Issued for services (v)	300,000

Closing balance - June 30, 2015	13,472,870

i)	The Company issued 500,000 warrants to Valent (note 5). The warrants have an exercise price of CA$0.50 per warrant and expire February 1, 2017.

ii)	The Investor Warrants were issued as part of the Company’s $0.80 unit offering. They were issued in tranches on January 25, 2013, January 31, 2013, February 8, 2013, February 21, 2013, February 28, 2013, March 1, 2013, and March 6, 2013 respectively. Of the initial number issued of 13,125,002, 277,313 have been exercised at $0.80, 5,638,285 have been exercised at $0.65, and 2,836,541 have been exchanged on a three for one basis for 945,514 shares of common stock. As a result of the Company issuing common shares at $0.60 per share subsequent to June 30, 2015, the exercise price of all remaining 4,372,863 Investor Warrants has been reduced to $0.786 per Investor Warrant (note 13).

iii)	The Dividend Warrants are exercisable at $1.25 per share until January 24, 2018.

iv)	The Placement Agent Warrants are exercisable at $0.80 per share until March 6, 2018 but can be exercised on a cashless basis. The Placement Agent Warrants were all issued on March 6, 2013. The exercise price of the Placement Agent Warrants is subject to adjustment in the event that the Company sells common stock at a price lower than the exercise price, subject to certain exceptions. As a result of the Company issuing common shares at $0.60 per share subsequent to June 30, 2015, the exercise price of all remaining 5,050,000 Placement Agent Warrants has been reduced to $0.786 per share (note 13).

v)	The warrants are exercisable on a cashless basis at a price of $1.76 per share until September 12, 2018.